Prepaid Expenses and Other Current Assets, Net - Schedule of Changes of the Provision for Credit Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes of the Allowance for Credit Loss [Abstract]
Balance at beginning of period	¥ 25,393	¥ 30,498
Adoption of ASC 326		85
Amounts charged to expenses	(4,523)	6,257
Amounts written off	(1,970)	(6,512)
Disposal of subsidiaries	(10,456)	(4,935)
Balance at end of period	¥ 8,444	¥ 25,393